Note 21 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
21	Trade and other receivables

	2024	2023
Bullion sales receivable	4,095	5,403
VAT receivables	8,164	4,259
Deposits for stores, equipment and other receivables	416	290
	12,675	9,952

The carrying value of trade receivables is considered a reasonable approximation of fair value and are short term in nature. No provision for expected credit losses was recognised in the current or prior period as none of the debtors were past due and there has been no historic credit losses on debtors. Up to the date of approval of these financial statements all of the outstanding bullion sales receivable were settled in full. A Blanket VAT receipt of $4.9 million was delayed by the Zimbabwean Revenue Authority ("ZIMRA") and applied against our revenue royalty tax payments. This resulted in a dual deduction of revenue royalties by ZIMRA and Fidelity on behalf of ZIMRA. The remaining VAT receivable was applied against our other taxes payable in quarter 1 of 2025.